Other Financial Assets - Summary of Other Financial Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Other financial assets	¥ 1,197,725	¥ 1,118,962
Current assets	229,583	263,892
Non-current assets	968,142	855,070
Financial assets measured at amortized cost [member] | Receivables other than trade receivables and receivables from financial services [member]
Disclosure of financial assets [line items]
Other financial assets	123,359	164,503
Financial assets measured at amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	69,751	85,235
Financial assets measured at amortized cost [member] | Guaranty deposits [member]
Disclosure of financial assets [line items]
Other financial assets	13,662	12,689
Financial assets measured at amortized cost [member] | Restricted cash [member]
Disclosure of financial assets [line items]
Other financial assets	118,129	65,723
Financial assets measured at amortized cost [member] | Other [member]
Disclosure of financial assets [line items]
Other financial assets	4,422	4,167
Financial assets measured at amortized cost [member] | Allowance for impairment losses [member]
Disclosure of financial assets [line items]
Other financial assets	(2,748)	(2,988)
Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	30,567	26,555
Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of financial assets [line items]
Other financial assets	522,703	475,138
Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial assets [line items]
Other financial assets	194,187	185,968
Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	¥ 123,693	¥ 101,972